Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 11, 2019	Aug. 31, 2019	Jul. 31, 2019	Apr. 29, 2019	Feb. 25, 2019	Jan. 18, 2019	May 22, 2019	Apr. 04, 2019	Dec. 31, 2018	May 31, 2018	Dec. 31, 2017
Subsequent Events (Textual)
Aggregate ordinary shares						4,476,192	45,000,000	9,846,156
Warrants to purchase shares						4,476,192
Aggregate purchase price						$ 2,350
Total upfront payment				$ 1,000
Wize Pharma Inc [Member]
Subsequent Events (Textual)
Aggregate ordinary shares									356,803		356,803
ADS [Member]
Subsequent Events (Textual)
Aggregate ordinary shares										400,000	138,890
Subsequent Events [Member]
Subsequent Events (Textual)
Aggregate ordinary shares						4,476,192
Warrants to purchase shares						4,476,192
Warrant exercise price	$ 0.67					$ 1.30
Aggregate purchase price						$ 2,350
Sale of milestone description					The Company’s Distribution Agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea. CKD has agreed to pay the Company up to an additional USD 3,000 in upfront and milestone payments payable with respect to the NASH indication.
Total upfront payment			$ 750
Achievement of certain milestones			$ 3,250
Subsequent Events [Member] | Kyongbo Pharm [member]
Subsequent Events (Textual)
LongTermSpecifiedFormOfPaymentsReceived		$ 750
Subsequent Events [Member] | ADS [Member] | Direct Offering [Member]
Subsequent Events (Textual)
Sale of american depositary share						2,238,096
Warrants to purchase shares						2,238,096
Subsequent Events [Member] | NIS [Member]
Subsequent Events (Textual)
Warrant exercise price	$ 2.344
Grant of unlisted options exercisable	400,000